Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 92.7%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	750,236	$7,667,410
PGIM Global Real Estate Fund (Class R6)	155,664	4,294,769
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	42,133	874,250
PGIM QMA Commodity Strategies Fund (Class R6)*	336,069	4,308,403
PGIM QMA International Developed Markets Index Fund (Class R6)	503,448	7,415,795
PGIM QMA Large-Cap Core Equity Fund (Class R6)	757,553	16,560,113
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	118,685	1,737,544
PGIM QMA US Broad Market Index Fund (Class R6)	385,179	8,019,422
PGIM TIPS Fund (Class R6)	1,562,578	16,688,335
PGIM Total Return Bond Fund (Class R6)	898,797	13,086,489

Total Long-Term Investments (cost $63,720,416)		80,652,530

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,191,505)	6,191,505	6,191,505

TOTAL INVESTMENTS 99.8% (cost $69,911,921)(wd)		86,844,035
Other assets in excess of liabilities 0.2%		144,612

Net Assets 100.0%		$86,988,647

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds